BALANCE SHEETS (Audited) - USD ($)	Aug. 31, 2016	Aug. 31, 2015
CURRENT ASSETS
Cash	$ 355	$ 4,795
FIXED ASSETS
Buildings and Land	14,000	14,000
Accumulated Depreciation	(1,880)	(947)
TOTAL ASSETS	12,475	17,848
Current Liabilities:
Accrued salary	83,333	43,333
Related party loan	670	670
Income tax payable
Total Liabilities	84,003	44,003
STOCKHOLDERS' EQUITY
Common stock: authorized 75,000,000; $0.001 par value; 5,050,000 and 4,000,000 shares issued and outstanding at August 31, 2016 and 2015	5,050	4,000
Additional Paid in Capital	40,950
Income (Deficit) accumulated during the development stage	(117,528)	(30,155)
Total Stockholders' Equity	(71,528)	(26,155)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,475	$ 17,848